Annual Total Returns - Fidelity® Equity-Income Fund [BarChart] - 01.31 Fidelity Equity-Income Fund K PRO-09 - Fidelity® Equity-Income Fund - Fidelity Equity-Income Fund-Class K	Apr. 01, 2021
Bar Chart Table:
Annual Return 2011	(4.54%)
Annual Return 2012	17.41%
Annual Return 2013	27.85%
Annual Return 2014	8.81%
Annual Return 2015	(3.41%)
Annual Return 2016	17.52%
Annual Return 2017	13.47%
Annual Return 2018	(8.33%)
Annual Return 2019	28.02%
Annual Return 2020	6.87%